Schedule of carrying amounts of goodwill cash generating unit (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Goodwill	$ 1,635	$ 17,697	$ 18,269	$ 25,794
Aevitas O Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Goodwill		6,946	7,222
VivoPower Pty Ltd [member]
IfrsStatementLineItems [Line Items]
Goodwill		9,091	9,451
Tembo e-LV B.V. [member]
IfrsStatementLineItems [Line Items]
Goodwill	$ 1,635	$ 1,660	$ 1,595